CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2019	$ 1,110	$ 84,680	$ (77,464)	$ 8,332
Balance (in shares) at Dec. 31, 2019	16,214,228
Net loss	$ 0	0	(376)	(376)
Balance at Jun. 30, 2020	$ 1,110	84,680	(77,840)	7,956
Balance (in shares) at Jun. 30, 2020	16,214,228
Balance at Dec. 31, 2020	$ 1,397	88,853	(85,331)	4,919
Balance (in shares) at Dec. 31, 2020	19,998,745
Exercise of options and debt conversion	$ 465	7,236	0	7,701
Exercise of options and debt conversion (in shares)	5,962,651
Net loss	$ 0	0	(2,267)	(2,267)
Balance at Jun. 30, 2021	$ 1,862	$ 96,089	$ (87,598)	$ 10,353
Balance (in shares) at Jun. 30, 2021	25,961,396